FINANCIAL INSTRUMENTS - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Balance as of beginning	$ 5,619	$ 3,118
New leases	287	74
Modification	674
Contingent payment for a business combination		1,768
Cash flows	(3,264)	1,817
Lease termination	(109)
Warrants issuance	10,925
Changes in fair value	(11,158)	(1,037)
Fair value of shares issued	(171)
Currency revaluations	(13)	(121)
Balance as of ending	2,790	5,619
Warrants liability
FAIR VALUE MEASUREMENT
Warrants issuance	10,925
Changes in fair value	(9,440)
Balance as of ending	1,485
Lease liabilities
FAIR VALUE MEASUREMENT
Balance as of beginning	1,008	1,743
New leases	287	74
Modification	674
Cash flows	(549)	(688)
Lease termination	(109)
Currency revaluations	(12)	(121)
Balance as of ending	1,299	1,008
Contingent consideration
FAIR VALUE MEASUREMENT
Balance as of beginning	2,106	1,375
Contingent payment for a business combination		1,768
Cash flows	(211)
Changes in fair value	(1,718)	(1,037)
Fair value of shares issued	(171)
Balance as of ending	6	2,106
Short-term bank loan and credit
FAIR VALUE MEASUREMENT
Balance as of beginning	2,505
Cash flows	(2,504)	2,505
Currency revaluations	$ (1)
Balance as of ending		$ 2,505